Accruals and Other Payables - Schedule of Company's Principal Borrowings from Non-Related Parties (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Schedule of Company's Principal Borrowings from Non-Related Parties [Line Items]
Total Borrowings	$ 393,222	$ 1,676,856
Xu Hongzhao. [Member]
Schedule of Company's Principal Borrowings from Non-Related Parties [Line Items]
Nature	Borrowings from non-related individual
Interest Rate	8
Maturity Date	Nov. 01, 2025
Secured/ Unsecured	Unsecured
Total Borrowings		1,557,689
Ouyi Health Management Co., Ltd. [Member]
Schedule of Company's Principal Borrowings from Non-Related Parties [Line Items]
Nature	Borrowings from private lender
Interest Rate	3.65% from June to December 2024 and 0% from January 2025 to December 2026
Maturity Date	Dec. 31, 2026
Secured/ Unsecured	Unsecured
Total Borrowings	$ 107,334	102,966
CAPITAL VISTA LTD [Member]
Schedule of Company's Principal Borrowings from Non-Related Parties [Line Items]
Nature	Borrowings from private lender
Interest Rate	6
Maturity Date	Dec. 09, 2026
Secured/ Unsecured	Unsecured
Total Borrowings	$ 69,000
WSTOCK LIMITED [Member]
Schedule of Company's Principal Borrowings from Non-Related Parties [Line Items]
Nature	Borrowings from non-related individual
Interest Rate	Non-interest bearing
Maturity Date	Apr. 01, 2027
Secured/ Unsecured	Unsecured
Total Borrowings	$ 200,000
Wu Xianhu [Member]
Schedule of Company's Principal Borrowings from Non-Related Parties [Line Items]
Nature	Borrowings from non-related individual
Interest Rate	Non-interest bearing
Secured/ Unsecured	Unsecured
Total Borrowings	$ 13,915	13,349
Wang Qiming [Member]
Schedule of Company's Principal Borrowings from Non-Related Parties [Line Items]
Nature	Borrowings from non-related individual
Interest Rate	Non-interest bearing
Secured/ Unsecured	Unsecured
Total Borrowings	$ 2,973	$ 2,852